Effective Income Tax Reconciliation (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.26	$ 0.31	$ 0.22
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.26	$ 0.30	$ 0.22